Capital Management and Risk Policies - Summary of Estimated Risk for Each Type of Instrument (Detail) $ in Millions	Dec. 31, 2018 ARS ($)
Currency risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Estimated risk	$ 78
Fixed income risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Estimated risk	61
Interest rate risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Estimated risk	110
Variable income risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Estimated risk	$ 1